Redeemable and Convertible Shares - Schedule of Mezzanine Equity Activities (Details) - Series A Preferred Shares $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Temporary Equity [Line Items]
Balance	$ 22,977
Accretion	1,293
Conversion and redesignation of Preferred Shares	$ (24,270)